Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 2,202	¥ 2,462
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	325	620
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,791	1,720
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 86	¥ 122